Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee has adopted Equity Grant Guidelines that govern the timing of annual equity award grants, and we do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. Our Equity Grant Guidelines generally provide that annual equity award grants be made at a regularly scheduled or special meeting of the Compensation Committee or the Board during the first quarter of each year and that the stock price used for purposes of calculating the number of equity award shares or units to be granted is the trailing 20-trading day average of our closing stock price on the New York Stock Exchange. During fiscal year 2025, we did not grant any stock options or option-like awards to any of our employees. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2025.
Award Timing Method	Our Equity Grant Guidelines generally provide that annual equity award grants be made at a regularly scheduled or special meeting of the Compensation Committee or the Board during the first quarter of each year and that the stock price used for purposes of calculating the number of equity award shares or units to be granted is the trailing 20-trading day average of our closing stock price on the New York Stock Exchange.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee has adopted Equity Grant Guidelines that govern the timing of annual equity award grants, and we do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events.
MNPI Disclosure Timed for Compensation Value	false